UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06565

H&Q Life Sciences Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/12

Item 1.  Schedule of Investments.

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2012

(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES AND WARRANTS — 9.0% of Net Assets
	Convertible Preferred and Warrants (Restricted)(a) — 8.8%
	Biotechnologies/Biopharmaceuticals — 2.0%
1,587,302	Agilix Corporation Series B (c)	$0
3,324,401	Celladon Corporation Series A-1	1,492,656
2,568,939	EBI Life Sciences, Inc. Series A (c)	11,303
2,568,939	Euthymics Biosciences, Inc. Series A (c)	2,357,515
239,236	MacroGenics, Inc. Series D	156,006
2,568,939	Neurovance, Inc. Series A (c)	199,864
		4,217,344
	Healthcare Services — 1.9%
3,589,744	PHT Corporation Series D (c)	3,338,462
802,996	PHT Corporation Series E (c)	746,786
99,455	PHT Corporation Series F (c)	92,493
		4,177,741
	Medical Devices and Diagnostics — 4.9%
2,379,916	CardioKinetix, Inc. Series C	618,778
4,277,223	CardioKinetix, Inc. Series D	470,495
8,462,336	CardioKinetix, Inc. Series E	846,234
N/A	CardioKinetix, Inc. warrants (expiration 12/11/19) (d)	0
N/A	CardioKinetix, Inc. warrants (expiration 6/03/20) (d)	0
N/A	CardioKinetix, Inc. warrants (expiration 7/07/21) (d)	0
2,161,090	Dynex Technologies, Inc. Series A	388,996
98,824	Dynex Technologies, Inc. warrants (expiration 4/01/19)	0
7,877	Dynex Technologies, Inc. warrants (expiration 5/06/19)	0
2,446,016	Labcyte, Inc. Series C	1,280,000
2,161,090	Magellan Diagnostics, Inc. Series A	1,275,043
98,824	Magellan Diagnostics, Inc. warrants (expiration 4/01/19)	0
7,877	Magellan Diagnostics, Inc. warrants (expiration 5/06/19)	0
1,031,992	OmniSonics Medical Technologies, Inc. Series A-1	1,032
877,747	OmniSonics Medical Technologies, Inc. Series B-1	878
9,606,373	Palyon Medical Corporation Series A (c)	1,537,020
N/A	Palyon Medical Corporation warrants (expiration 4/26/19) (c)	0
43,478	TherOx, Inc. Series H	49,739
99,646	TherOx, Inc. Series I	113,995
3,280,000	Tibion Corporation Series B	1,640,000
2,606,033	Veniti, Inc. Series A (c)	2,255,000
		10,477,210
PRINCIPAL AMOUNT
	Convertible Notes — 0.2%(a)
	Drug Discovery Technologies — 0.0%
$700,000	deCode Genetics, Inc., 3.50% due 4/15/11	0

The accompanying notes are an integral part of this schedule of investments.

PRINCIPAL AMOUNT		VALUE
	Convertible Notes — continued
	Medical Devices and Diagnostics — 0.2%
$512,500	Palyon Medical Corporation Cvt. Promissory Note, 8.00% due 4/26/13 (c)	$512,500
	TOTAL CONVERTIBLE NOTES	512,500
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $26,997,571)	19,384,795

SHARES
	COMMON STOCKS AND WARRANTS — 83.0%
	Biotechnologies/Biopharmaceuticals — 45.2%
25,950	Acorda Therapeutics, Inc. (b)	611,382
101,100	Aegerion Pharmaceuticals, Inc. (b)	1,500,324
99,214	Alexion Pharmaceuticals, Inc. (b)	9,851,950
104,752	Alkermes plc (b)	1,777,642
306,603	Amarin Corporation plc (b) (f)	4,433,479
3,201	Amgen, Inc.	233,801
3,939,544	Antisoma plc (b) (e)	107,823
99,795	ARIAD Pharmaceuticals, Inc. (b)	1,717,472
54,590	Biogen Idec, Inc. (b)	7,881,704
170,200	Celgene Corporation (b)	10,920,032
168,851	Ceres, Inc. (Restricted) (a) (b)	1,375,291
1,892	Ceres, Inc. warrants (Restricted, expiration 9/05/15) (a) (b)	1,173
174,224	Cornerstone Therapeutics, Inc. (b)	1,102,838
60,751	Cubist Pharmaceuticals, Inc. (b)	2,303,070
224,080	Curis, Inc. (b)	1,210,032
144,694	Dendreon Corporation (b)	1,070,736
229,826	Elan Corporation plc (b) (f)	3,353,161
267,485	Gilead Sciences, Inc. (b)	13,716,631
369,488	Keryx Biopharmaceuticals, Inc. (b)	665,078
222,727	Nektar Therapeutics (b)	1,797,407
420,747	Neurocrine Biosciences, Inc. (b)	3,328,109
364,730	NPS Pharmaceuticals, Inc. (b)	3,140,325
113,100	OncoGenex Pharmaceutical, Inc. (b)	1,520,064
37,500	OncoGenex Pharmaceutical, Inc. warrants (Restricted, expiration 10/22/15) (a) (b)	98,625
343,067	Puma Biotechnology, Inc (b)	3,859,504
66,083	Regeneron Pharmaceuticals, Inc. (b)	7,548,000
193,750	Synta Pharmaceuticals Corporation (b)	1,059,813
195,000	Targacept, Inc. (b)	838,500
58,123	United Therapeutics Corporation (b)	2,870,114
274,325	Verastem, Inc. (Restricted) (b)	2,518,304
49,600	Vertex Pharmaceuticals, Inc. (b)	2,773,632

The accompanying notes are an integral part of this schedule of investments.

SHARES		VALUE
	COMMON STOCKS AND WARRANTS — continued
	Biotechnologies/Biopharmaceuticals — continued
73,941	VIVUS, Inc. (b)	$2,110,276
		97,296,292
	Drug Delivery — 3.0%
4,125,584	A.P. Pharma, Inc. (b)	2,826,025
2,066,667	A.P. Pharma, Inc. warrants (Restricted, expiration 7/01/16) (a) (b)	843,200
711,350	IntelliPharmaCeutics International, Inc. (b) (c)	2,290,547
319,800	IntelliPharmaCeutics International, Inc. warrants (Restricted, expiration 2/01/13) (a) (b) (c)	166,296
319,800	IntelliPharmaCeutics International, Inc. warrants (Restricted, expiration 2/01/16) (a) (b) (c)	211,068
		6,337,136
	Drug Discovery Technologies — 0.3%
140,000	Celldex Therapeutics, Inc. (b)	726,600
46	Zyomyx, Inc. (Restricted) (a) (b)	11
		726,611
	Generic Pharmaceuticals — 15.3%
493,148	Akorn, Inc. (b)	7,776,944
104,765	Impax Laboratories, Inc. (b)	2,123,587
279,254	Mylan, Inc. (b)	5,967,658
73,587	Perrigo Company	8,678,115
157,441	Teva Pharmaceutical Industries Ltd. (f)	6,209,473
28,365	Watson Pharmaceuticals, Inc. (b)	2,098,726
		32,854,503
	Healthcare Services — 2.1%
177,125	Addus HomeCare Corporation (b)	869,684
148,148	Aveta, Inc. (Restricted) (a) (g)	1,666,665
43,400	Covance, Inc. (b)	2,076,690
		4,613,039
	Medical Devices and Diagnostics — 9.7%
208,296	Accuray, Inc. (b)	1,424,745
158,022	Alere, Inc. (b)	3,071,948
114,671	Bruker Corporation (b)	1,526,271
130,000	Ceracor Laboratories, Inc. (Restricted) (a) (b)	62,584
42,028	Gen-Probe, Inc. (b)	3,454,701
181,939	Hologic, Inc. (b)	3,282,179
35,561	iCAD, Inc. (b)	16,358
119,389	iCAD, Inc. (Locked-up until 6/30/12) (Restricted) (a)	52,173
26,533	iCAD, Inc. (Locked-up until 12/31/12) (Restricted) (a)	10,985
17,668	IDEXX Laboratories, Inc. (b)	1,698,425
53,171	Illumina, Inc. (b)	2,147,577
33,500	Life Technologies Corporation (b)	1,507,165
447,080	Medwave, Inc. (b)	0
62,005	OmniSonics Medical Technologies, Inc. (Restricted) (a) (b)	62

The accompanying notes are an integral part of this schedule of investments.

SHARES		VALUE
	COMMON STOCKS AND WARRANTS — continued
	Medical Devices and Diagnostics — continued
21,531	Palomar Medical Technologies, Inc. (b)	$183,013
139	Songbird Hearing, Inc. (Restricted) (a) (b)	93
46,406	Thermo Fisher Scientific, Inc.	2,408,935
		20,847,214
	Pharmaceuticals — 7.4%
42,653	Endo Pharmaceuticals Holdings, Inc. (b)	1,321,390
111,135	Ironwood Pharmaceuticals, Inc. (b)	1,531,440
51,377	Medivation, Inc. (b)	4,695,858
47,597	Sanofi, CVR (expiration 12/31/20) (b) (h)	67,112
40,213	Shire plc (f)	3,474,001
184,315	Warner Chilcott plc (b)	3,302,925
625,000	Zogenix, Inc. (b)	1,550,000
		15,942,726
	TOTAL COMMON STOCKS AND WARRANTS (Cost $150,418,598)	178,617,521

	EXCHANGE TRADED FUND — 1.0%
16,860	iShares Nasdaq Biotechnology Index Fund	2,191,041
	TOTAL EXCHANGE TRADED FUND (Cost $2,050,784)	2,191,041

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT — 3.8%
$8,176,000	Repurchase Agreement, State Street Bank and Trust Co., repurchase value $13,822,012, 0.01%, dated, due 07/02/12 (collateralized by U.S. Treasury Note 4.23%, 06/30/16, market value $14,102,344)	8,176,000
	TOTAL SHORT-TERM INVESTMENT (Cost $8,176,000)	8,176,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 96.8% (Cost $187,642,953)	208,369,357

INTEREST
	MILESTONE INTERESTS (Restricted)(a) — 2.9%
	Biotechnologies/Biopharmaceuticals — 1.6%
1	Targegen Milestone Interest	3,491,464

	Medical Devices and Diagnostics — 1.3%
1	Interlace Medical Milestone Interest	2,145,228
1	Xoft Milestone Interest	618,946
		2,764,174
	TOTAL MILESTONE INTERESTS (Cost $4,297,338)	6,255,638
	TOTAL INVESTMENTS - 99.7% (Cost $191,940,291)	214,624,995
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	560,689
	NET ASSETS - 100%	$215,185,684

The accompanying notes are an integral part of this schedule of investments.

(a)                    Security fair valued.

(b)                   Non-income producing security.

(c)                    Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $13,718,854).

(d)                   Number of warrants to be determined at a future date.

(e)                    Foreign Security.

(f)                      American Depository Receipt

(g)                   Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)                   Contingent Value Rights

The accompanying notes are an integral part of this schedule of investments.

H&Q LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2012

(unaudited)

Other Information

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 to value the Fund’s net assets.  For the period ended June 30, 2012, there were no transfers between Levels 1 and 2.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals			$4,217,344	$4,217,344
Healthcare Services			4,177,741	4,177,741
Medical Devices and Diagnostics			10,989,710	10,989,710
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	$93,302,899		3,993,393	97,296,292
Drug Delivery	5,116,572		1,220,564	6,337,136
Drug Discovery Technologies	726,600		11	726,611
Generic Pharmaceuticals	32,854,503		—	32,854,503
Healthcare Services	2,946,374		1,666,665	4,613,039
Medical Devices and Diagnostics	20,721,317		125,897	20,847,214
Pharmaceuticals	15,942,726		—	15,942,726
Exchange Traded Fund	2,191,041		—	2,191,041
Short-Term Investment	—	$8,176,000	—	8,176,000
Milestone Interests
Biotechnologies/Biopharmaceuticals	—	—	3,491,464	3,491,464
Medical Devices and Diagnostics	—	—	2,764,174	2,764,174
Other Assets	—	—	1,369,383	1,369,383
Total	$173,802,032	$8,176,000	$34,016,346	$215,994,378

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2011	Realized gain/loss and change in unrealized appreciation (depreciation)	Cost of purchases	Proceeds from sales	Net transfers in (out of) Level 3	Balance as of June 30, 2012
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals	$2,123,763	$(12,663)	$2,338,811	$(232,567)	$—	$4,217,344
Drug Discovery Technologies	3,200,737	(779,945)	28	(2,420,820)	—	0
Healthcare Services	3,503,912	673,829	—	—	—	4,177,741
Medical Devices and Diagnostics	17,269,542	(574,613)	1,272,020	(6,977,239)	—	10,989,710
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	61,875	(812,508)	4,752,654	(8,628)	—	3,993,393
Drug Delivery	890,798	329,536	230	—	—	1,220,564
Drug Discovery Technologies	11	—	—	—	—	11
Healthcare Services	1,333,332	333,333	—	—	—	1,666,665
Medical Devices and Diagnostics	150,808	22,672	—	(47,583)	—	125,897
Milestone Interests
Biotechnologies/Biopharmaceuticals	4,627,443	(22,119)	—	(1,113,860)	—	3,491,464
Medical Devices and Diagnostics	3,424,284	1,274,812	620	(1,935,542)	—	2,764,174
Other Assets	746,232	—	1,100,188	(477,037)	—	1,369,383
Total	$37,332,737	$432,334	$9,464,551	$(13,213,276)	$—	$34,016,346

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2012						$1,194,698

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of level three assets.

	Fair Value at 6/30/12	Valuation Technique	Unobservable Input	Range
Private Companies and Other Restricted Securities	$7,006,364	Public market price based	Estimate of time to liquidity	3-9 months
			Discount for lack of marketability	5%-10%
	9,925,995	Capital asset pricing model based	Revenue growth rate	17%-117%
			Price to sales multiple	1.7-8.0

	9,300,885	Independent valuation based	(1)	(1)
	7,783,102	Probability adjusted value based	Probability of events	10%-50%
			Timing of events	0.5-6 years

$34,016,346

(1)   Valuation prepared by an independent third party.  ASC 820-10-50-2(bbb) states that entities are not required to create “quantitative unobservable inputs [that] are not developed by the reporting entity.”

Investment Valuation

Shares of publicly traded investments listed on national securities exchanges or in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Trustees have established and approved fair valuation policies and procedures with respect to securities for which effective quoted prices may not be available. Shares of publicly traded investments for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or whose quoted price may otherwise not reflect fair value are valued in good faith by the Adviser using a fair valuation process described below. Restricted securities of companies that are publicly traded are valued typically based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Adviser also using the fair valuation process described below. Non-traded warrants of publicly traded companies are typically valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, other restricted securities, as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees. The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors. Factors the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of a security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are identified by the Adviser and used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, despite the Adviser’s good faith effort, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations currently assigned.

Federal Income Tax Cost

At June 30, 2012, the cost of securities for Federal income tax purposes was $191,940,291. The net unrealized gain on securities held by the Fund was $22,684,704 including gross unrealized gain of $51,499,926 and gross unrealized loss of $28,815,222.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the period ended June 30, 2012 were as follows:

Issuer	Value on September 30, 2011	Purchases	Sales	Income	Value on June 30, 2012

Agilix Corporation	$2,635		$2,644	$—	$0
Concentric Medical, Inc.	6,792,332		6,778,583	—	—
EBI Life Sciences, Inc.	—	$44,395	30,798	—	11,303
Euthymics Biosciences, Inc.	1,967,757	589,490	197,425	—	2,357,515
IntelliPharmaCeutics International, Inc.	2,785,458	197,313	—	—	2,667,911
MZT Holdings, Inc.	45,630	—	—	—	—
Neurovance, Inc.	—	206,971	4,343	—	199,864
Palyon Medical Corporation	1,537,020	512,500	—	—	2,049,520
PHT Corporation	3,503,912	—	—	—	4,177,741
Veniti, Inc.	2,255,000	—	—	—	2,255,000
	$18,889,744	$1,550,669	$7,013,793	$—	$13,718,854

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represents 15% of the Fund’s net assets at June 30, 2012.

At June 30, 2012, the Fund had commitments of $672,089 relating to additional investments in four private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2012. The Fund on its own does not have the right to demand that such securities be registered.

	Acquisition			Carrying Value
Security (#)	Date		Cost	per Unit		Value
Agilix Corporation
Series B Cvt. Pfd.	11/08/01		$1,565,151	$0.00		$0
A.P. Pharma, Inc.
Warrants (expiration 7/01/16)	6/30/11		555	0.41		843,200
Aveta, Inc.
Common	12/21/05		2,003,155	11.25		1,666,665
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08		1,652,787	0.26		618,778
Series D Cvt. Pfd.	12/10/10		544,972	0.11		470,495
Series E Cvt. Pfd.	9/14/11		803,495	0.10		846,234
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		123	0.00		0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		123	0.00		0
Warrants (expiration 7/07/21)	7/07/11		48	0.00		0
Celladon Corporation
Series A-1 Cvt. Pfd.	1/27/12		1,497,955	0.45		1,492,656
Ceracor Laboratories, Inc.
Common	3/31/98		0	0.48		62,584
Ceres, Inc.
Common	2/24/12	††	2,418,559	8.15		1,375,291
Warrants (expiration 9/05/15)	9/05/07		20	0.62		1,173
Dynex Technologies, Inc.
Series A Cvt. Pfd.	1/03/12	††	199,963	0.18		388,996
Warrants (expiration 4/01/19)	1/03/12	††	60	0.00		0
Warrants (expiration 5/06/19)	1/03/12	††	5	0.00		0
EBI Life Sciences, Inc.
Series A Cvt. Pfd.	12/29/11	††	13,597	0.00	†	11,303
Euthymics Biosciences, Inc.
Series A Cvt. Pfd.	7/14/10 - 2/28/12		2,366,314	0.92		2,357,515
iCAD, Inc.
Common (Locked-up until 6/30/12)	1/05/11	††	180,321	0.44		52,173
Common (Locked-up until 12/31/12)	1/05/11	††	0	0.41		10,985
IntelliPharmaCeutics International, Inc.
Warrants (expiration 2/01/13)	1/31/11		115	0.52		166,296
Warrants (expiration 2/01/16)	1/31/11		115	0.66		211,068
Interlace Medical
Milestone Interest	1/14/11		750,766	2,145,228		2,145,228
Labcyte, Inc.
Series C Cvt. Pfd.	7/18/05		1,283,262	0.52		1,280,000
MacroGenics, Inc.
Series D Cvt. Pfd.	9/04/08		878,863	0.65		156,006
Magellan Diagnostics, Inc.
Series A Cvt. Pfd.	11/28/06 - 10/01/09		1,225,113	0.59		1,275,043
Warrants (expiration 4/01/19)	4/03/09		358	0.00		0
Warrants (expiration 5/06/19)	5/12/09		29	0.00		0
Neurovance, Inc.
Series A Cvt. Pfd.	12/29/11	††	202,628	0.08		199,864
OmniSonics Medical Technologies, Inc.
Series A-1 Cvt. Pfd.	10/01/03		1,201,037	0.00	†	1,032
Series B-1 Cvt. Pfd.	6/04/07, 11/15/07		668,067	0.00	†	878
Common	5/24/01, 7/02/07		1,606,361	0.00	†	62
OncoGenex Pharmaceuticals, Inc.
Warrants (expiration 10/22/15)	10/22/10		0	2.63		98,625
Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09		2,062,094	0.16		1,537,020
Warrants (expiration 4/26/19)	4/25/12		0	0.00		0
Cvt. Promissory Note	4/25/12		512,500	1.00		512,500
PHT Corporation
Series D Cvt. Pfd.	7/23/01		2,804,181	0.93		3,338,462
Series E Cvt. Pfd.	9/12/03 - 10/14/04		627,548	0.93		746,786
Series F Cvt. Pfd.	7/21/08		81,729	0.93		92,493
Songbird Hearing, Inc.
Common	12/14/00		2,003,239	0.67		93
Targegen
Milestone Interest	7/20/10		2,960,669	3,491,464		3,491,464
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00		2,001,787	1.14		49,739
Series I Cvt. Pfd.	7/08/05		386,639	1.14		113,995
Tibion Corporation
Series B Cvt. Pfd.	2/23/11		1,644,674	0.50		1,640,000
Veniti, Inc.
Series A Cvt. Pfd.	2/28/11		2,266,050	0.87		2,255,000
Verastem, Inc.
Common	1/27/12	††	2,325,424	9.18		2,518,304
Xoft
Milestone Interest	1/05/11		585,903	618,946		618,946
Zyomyx, Inc.
Common	2/19/99 - 7/22/04		2,601,013	0.25		11
			$43,927,367			$32,646,963

(#) See Schedule of Investments and corresponding footnotes for more information on each issuer.

† Carrying value per unit is greater than $0.00 but less than $0.01.

†† Interest received as part of a corporate action for a previously owned sccurity.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Life Sciences Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	8/28/2012

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	8/28/2012